ADVANCE TO SUPPLIERS	12 Months Ended
Dec. 31, 2019
5. ADVANCE TO SUPPLIERS

In connection with the technological consulting services provided to Chinese universities/colleges for the “smart campus” projects as disclosed in Note 4, the Company made advance payment to suppliers for purchase of electronic sensors, smartboards, projectors, LED display panels, high definition classroom audio and sound system and other lab-based equipment. The balances of advance to suppliers were $836,766 and $19,885 as of December 31, 2019 and 2018, respectively. There was no allowance recorded as the Company considers all of the advances fully realizable.